CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Class A Common stock IPO [Member]	Common Stock Class A Common stock Private Placement [Member]	Common Stock Class A Common stock	Common Stock Class B Common stock Private Placement [Member]	Common Stock Class B Common stock	Additional Paid-in Capital IPO [Member]	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital	Accumulated Deficit	IPO [Member]	Private Placement [Member]	Total
Balance at the beginning at Dec. 31, 2020			$ 7		$ 3			$ 101,080	$ (80,259)			$ 20,831
Balance at the beginning (in shares) at Dec. 31, 2020			7,091,960		3,134,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from stock option exercises								26				26
Proceeds from stock option exercises (in shares)			3,305
Proceeds from sale of common stock through Employee Stock Purchase Plan								208				208
Proceeds from sale of common stock through Employee Stock Purchase Plan (in shares)			27,244
Issuance of common stock, net of issuance costs		$ (2)		$ (1)			$ (13,750)				$ (13,753)
Issuance of common stock, net of issuance costs (in shares)		2,122,637		1,179,244
Stock-based compensation								3,535				3,535
Net loss									(24,832)			(24,832)
Balance at the ending at Dec. 31, 2021			$ 9		$ 4			118,599	(105,091)			13,521
Balance at the ending (in shares) at Dec. 31, 2021			9,245,146		4,313,406
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from stock option exercises								78				78
Proceeds from stock option exercises (in shares)			13,887
Additional issuance costs in connection with private placement								(110)				(110)
Proceeds from sale of common stock through Employee Stock Purchase Plan								317				317
Proceeds from sale of common stock through Employee Stock Purchase Plan (in shares)			74,408
Issuance of common stock, net of issuance costs	$ 3					$ 10,196				$ 10,199
Issuance of common stock, net of issuance costs (in shares)	2,350,000
Vesting of restricted stock units, net of shares withheld and taxes paid								(395)				(395)
Vesting of restricted stock units (in shares)			140,004
Issuance of warrants in connection with debt financing								607				607
Stock-based compensation								3,647				3,647
Net loss									(32,897)			(32,897)
Balance at the ending at Dec. 31, 2022			$ 12		$ 4			$ 132,939	$ (137,988)			$ (5,033)
Balance at the ending (in shares) at Dec. 31, 2022			11,823,445		4,313,406